Selected Quarterly Financial Data (Unaudited) (Details) (10-K) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest income	$ 770,000,000	$ 684,000,000	$ 428,000,000	$ 413,000,000	$ 406,000,000	$ 413,000,000	$ 484,000,000	$ 533,000,000	$ 552,000,000	$ 2,342,000,000	$ 1,240,000,000	$ 1,931,000,000	$ 1,982,000,000	$ 2,154,000,000
Interest expense	215,000,000	215,000,000	171,000,000	171,000,000	158,000,000	157,000,000	180,000,000	192,000,000	205,000,000	655,000,000	500,000,000	715,000,000	734,000,000	920,000,000
Provision for finance receivable losses	257,907	510,000,000	213,611	80,000,000	87,000,000	95,000,000	103,000,000	115,000,000	161,000,000	1,000,344	793,619	1,134,518	614,684	527,000,000
Other revenues	158,000,000	103,000,000	51,000,000	56,000,000	51,000,000	(27,000,000)	686,000,000	92,000,000	81,000,000	626,000,000	154,000,000	261,000,000	832,000,000	153,000,000
Other expenses		402,000,000	204,000,000	207,000,000	174,000,000	172,000,000	190,000,000	171,000,000	168,000,000			987,000,000	701,000,000	782,000,000
Income (loss) before provision for (benefit from) income taxes	33,000,000	(340,000,000)	22,000,000	11,000,000	38,000,000	(38,000,000)	697,000,000	147,000,000	99,000,000	327,000,000	76,000,000	(269,000,000)	905,000,000	78,000,000
Provision for (benefit from) income taxes	8,000,000	(148,000,000)	2,000,000	(8,000,000)	7,000,000	(13,000,000)	235,000,000	44,000,000	31,000,000	111,000,000	1,000,000	0	0	(16,000,000)
Net income (loss)	25,000,000	(192,000,000)	20,000,000	19,000,000	31,000,000	(25,000,000)	462,000,000	103,000,000	68,000,000	216,000,000	75,000,000
Net income (loss) attributable to OneMain Holdings, Inc.	$ (986,424)	$ (219,000,000)	$ (11,000,000)	$ (12,000,000)	$ 0	$ (46,000,000)	$ 427,000,000	$ 72,000,000	$ 52,000,000	$ (3,218,995)	$ (4,443,879)	$ (242,000,000)	$ 505,000,000	$ (19,000,000)
Earnings (loss) per share:
Basic (in dollars per share)		$ (1.63)	$ (0.08)	$ (0.09)	$ 0.00	$ (0.41)	$ 3.72	$ 0.63	$ 0.46			$ (1.89)	$ 4.40	$ (0.19)
Diluted (in dollars per share)		$ (1.63)	$ (0.08)	$ (0.09)	$ 0.00	$ (0.41)	$ 3.70	$ 0.63	$ 0.45			$ (1.89)	$ 4.38	$ (0.19)
OneMain Financial Holdings, LLC [Member]
Interest income		$ 684,000,000	$ 428,000,000	$ 413,000,000	$ 406,000,000	$ 413,000,000	$ 484,000,000	$ 533,000,000	$ 552,000,000
Interest expense		215,000,000	171,000,000	171,000,000	158,000,000	157,000,000	180,000,000	192,000,000	205,000,000
Provision for finance receivable losses		510,000,000	82,000,000	80,000,000	87,000,000	95,000,000	103,000,000	115,000,000	161,000,000
Other revenues		103,000,000	51,000,000	56,000,000	51,000,000	(27,000,000)	686,000,000	92,000,000	81,000,000
Other expenses		402,000,000	204,000,000	207,000,000	174,000,000	172,000,000	190,000,000	171,000,000	168,000,000
Income (loss) before provision for (benefit from) income taxes		(340,000,000)	22,000,000	11,000,000	38,000,000	(38,000,000)	697,000,000	147,000,000	99,000,000
Provision for (benefit from) income taxes		(148,000,000)	2,000,000	(8,000,000)	7,000,000	(13,000,000)	235,000,000	44,000,000	31,000,000
Net income (loss)		(192,000,000)	20,000,000	19,000,000	31,000,000	(25,000,000)	462,000,000	103,000,000	68,000,000
Net income attributable to non-controlling interests		27,000,000	31,000,000	31,000,000	31,000,000	21,000,000	35,000,000	31,000,000	16,000,000
Net income (loss) attributable to OneMain Holdings, Inc.		$ (219,000,000)	$ (11,000,000)	$ (12,000,000)		$ (46,000,000)	$ 427,000,000	$ 72,000,000	$ 52,000,000
Earnings (loss) per share:
Basic (in dollars per share)		$ (1.63)	$ (0.08)	$ (0.09)		$ (0.41)	$ 3.72	$ 0.63	$ 0.46
Diluted (in dollars per share)		$ (1.63)	$ (0.08)	$ (0.09)		$ (0.41)	$ 3.7	$ 0.63	$ 0.45